UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.) :  [ ]  is a restatement
                                    [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:             Westport Asset Management, Inc.
Address:          253 Riverside Avenue
                  Westport, CT  06880

13F File Number:  028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            President
Phone:            203-227-3601
Signature, Place, and Date of Signing:

/s/ Ronald H. Oliver          Westport, Connecticut         February 8, 2008

Report Type  (Check only one):
[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total (x$1,000): $ 1,630,731

List of Included Managers:

         Andrew J. Knuth            Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name

Westport Asset Management, Inc.
FORM 13F
                                    31-Dec-07

                                                                                                      Voting Authority
                                                                                                      ----------------
                                     Title                   Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                       of class     CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared  None
------------------------------       --------   ---------    --------  -------    ---  ----  -------  --------  ----  ------  ----
AAR Corp.                            COM        000361105      62566   1645181     SH        Defined    1            1563681   81500
Airgas, Inc.                         COM        009363102       2105     40400     SH        Defined                   40400
Amphenol Corp.                       COM        032095101        371      8000     SH        Defined                            8000
Arbitron, Inc.                       COM        03875Q108       5708    137300     SH        Defined                  137300
Arthur J. Gallagher & Company        COM        363576109      15544    642597     SH        Defined                  592597   50000
Baldor Electric Company              COM        057741100      15601    463475     SH        Defined    1             459475    4000
Bank of Florida Corp.                COM        062128103        977     85000     SH        Defined                   85000
BankUnited Financial Corp. - C       COM        06652B103      23665   3429715     SH        Defined                 3322715  107000
Banner Corporation                   COM        06652V109      10082    350910     SH        Defined                  350910
Berry Petroleum Co.                  COM        085789105       5121    115200     SH        Defined    1             115200
Big Lots, Inc.                       COM        089302103      70166   4388097     SH        Defined    1            4227972  160125
Brown & Brown, Inc.                  COM        115236101      28054   1193800     SH        Defined                 1133800   60000
C&D Technologies, Inc.               COM        124661109        198     30000     SH        Defined                   30000
CVS/Caremark Corp.                   COM        126650100        398     10020     SH        Defined                           10020
Charles River Laboratories Int       COM        159864107      22084    335616     SH        Defined                  335616
Checkpoint Systems, Inc.             COM        162825103      85650   3296784     SH        Defined    1            3148084  148700
Columbia Banking System, Inc.        COM        197236102       6422    216017     SH        Defined                  216017
Comstock Resources, Inc.             COM        205768203      42143   1239489     SH        Defined    1            1239489
Con-way Inc.                         COM        205944101       2384     57400     SH        Defined                   57400
ConocoPhillips                       COM        20825C104       8830    100000     SH        Defined                  100000
Corinthian Colleges, Inc.            COM        218868107      20414   1325607     SH        Defined    1            1325607
Cox Radio, Inc. - Class A            COM        224051102       8743    719594     SH        Defined                  716594    3000
Darden Restaurants, Inc.             COM        237194105       7565    273000     SH        Defined    1             273000
DeVry, Inc.                          COM        251893103     172102   3312200     SH        Defined                 3188200  124000
Del Monte Foods Company              COM        24522P103       1599    169000     SH        Defined                  169000
Devon Energy Corp.                   COM        25179M103      25080    282086     SH        Defined                  266602   15484
Downey Financial Corp.               COM        261018105      26388    848208     SH        Defined    1             801851   46357
EMS Technologies, Inc.               COM        26873N108      14928    493654     SH        Defined                  493654
Energy Partners Ltd                  COM        29270U105        633     53575     SH        Defined                   53575
Fairchild Semiconductor Corp.        COM        303726103       3514    243500     SH        Defined                  243500
Forest Oil Corp.                     COM        346091705       2826     55588     SH        Defined                   53704    1884
Gaylord Entertainment Company        COM        367905106       4882    120632     SH        Defined                  120632
General Communication, Inc. -        COM        369385109      14648   1674030     SH        Defined                 1579930   94100
Haynes International, Inc.           COM        420877201       8508    122424     SH        Defined    1             122424
Helmerich & Payne, Inc.              COM        423452101       7213    180000     SH        Defined                  180000
Hilb, Rogal & Hobbs Company          COM        431294107      70155   1729235     SH        Defined                 1662035   67200
IMS Health, Inc.                     COM        449934108      14932    648108     SH        Defined                  644952    3156
ITT Educational Services, Inc.       COM        45068B109      78384    919243     SH        Defined                  870143   49100
Jack Henry & Associates, Inc.        COM        426281101       9736    400000     SH        Defined                  400000
KBR, Inc.                            COM        48242W106      25988    669800     SH        Defined    1             669800
Kinetic Concepts, Inc.               COM        49460W208      26951    503190     SH        Defined    1             500190    3000
Lincare Holdings, Inc.               COM        532791100       3453     98200     SH        Defined                   73200   25000
Lydall, Inc.                         COM        550819106       2610    248100     SH        Defined                  248100
Nat.West.Life Ins.                   COM        638522102      34447    166114     SH        Defined                  166114
North Valley Bancorp                 COM        66304M105       4888    373388     SH        Defined                  304088   69300
Orient Express Hotels Ltd. - C       COM        G67743107      45619    793100     SH        Defined                  771900   21200
Owens & Minor, Inc.                  COM        690732102      40372    951500     SH        Defined                  872900   78600
Parametric Technology Corp.          COM        699173209      26006   1456910     SH        Defined                 1453310    3600
People's United Financial, Inc       COM        712704105       7002    393383     SH        Defined                  272183  121200
Perkin Elmer, Inc.                   COM        714046109       2324     89300     SH        Defined                   89300
Perot Systems Corp. - Class A        COM        714265105      14757   1093105     SH        Defined                 1043105   50000
Plains Exploration & Productio       COM        726505100      88250   1634257     SH        Defined    1            1582029   52228
Praxair, Inc.                        COM        74005P104        355      4000     SH        Defined                            4000
Precision Castparts Corp.            COM        740189105        555      4000     SH        Defined                            4000
Preferred Bank, Los Angeles          COM        740367107        273     10500     SH        Defined                   10500
Pres.Realty B                        COM        741004204        517     86200     SH        Defined                   86200
Prosperity Bancshares, Inc.          COM        743606105      11214    381563     SH        Defined                  335376   46187
QLogic Corp.                         COM        747277101        639     45000     SH        Defined    1              45000
Rogers Corp.                         COM        775133101      48145   1110101     SH        Defined    1            1040101   70000
Ross Stores, Inc.                    COM        778296103      33488   1309666     SH        Defined                 1309666
Ruby Tuesday, Inc.                   COM        781182100      19547   2004800     SH        Defined                 1939800   65000
Saks, Inc.                           COM        79377w108      44695   2152950     SH        Defined    1            2052950  100000
Southwestern Energy Company          COM        845467109      17412    312500     SH        Defined                  312500
Sterling Financial Corp.             COM        859319105       9190    547343     SH        Defined    1             547343
Stone Energy Corp.                   COM        861642106      11066    235907     SH        Defined                  171907   64000
SunTrust Banks, Inc.                 COM        867914103        705     11285     SH        Defined                   11285
Synopsys, Inc.                       COM        871607107      31126   1200392     SH        Defined    1            1196392    4000
TJX Companies                        COM        872540109      13552    471700     SH        Defined                  471700
Texas Instruments, Inc.              COM        882508104        575     17220     SH        Defined                   13184    4036
The South Financial Group, Inc       COM        837841105      25846   1653594     SH        Defined                 1564594   89000
Thermo Fisher Scientific Inc.        COM        883556102      13866    240400     SH        Defined                  202000   38400
Timberland Bancorp.                  COM        887098101       1554    127600     SH        Defined                  127600
UTI Worldwide, Inc.                  COM        G87210103      15977    815159     SH        Defined    1             815159
United Rentals, Inc.                 COM        911363109      15784    859700     SH        Defined    1             809500   50200
Universal Health Services, Inc       COM        913903100      61342   1198085     SH        Defined                 1145085   53000
Vishay Intertechnology, Inc.         COM        928298108       4274    374600     SH        Defined                  324600   50000
W-H Energy Services, Inc.            COM        92925E108      10348    184100     SH        Defined    1             184100
Webster Financial Corp.              COM        947890109       3165     98988     SH        Defined                   97888    1100
Young Broadcasting, Inc.             COM        987434107       1053   1003100     SH        Defined                 1003100
iShares Russell 2000 Index Fun       COM        464287655       9490    125000     SH        Defined    1             125000
First National Bancshares, Inc                  32111B203       1990    100000     SH        Defined                  100000